SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable
Trade receivables	$ 420,998	$ 748,097
GST receivable	6,691	22,276
Total trade receivables	$ 427,689	$ 770,373